INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES (Details)
Consisting of stocks			$ 588,945	$ 180,587	$ 31,778
Offset margin loan			$ 263,151
Collateralized securities annual interest, rate			7.50%
Cash transferred from accounts to brokerage account	$ 200,000	$ 170,000
Margin loan interest			$ 1,257
Realized net gain of investments				34,022
Investment expense				$ 17,000